Investments: Unrealized Gain (Loss) on Investments (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net unrealized investment gains included in AOCI	$ (225)	$ 222	$ 269
Debt Securities
Net unrealized investment gains included in AOCI	(347)	340	412
DeferredIncomeTaxesMember
Net unrealized investment gains included in AOCI	$ 122	$ (118)	$ (143)